INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Non-Current deferred tax asset:
Net operating loss carry-forwards	$ 2,300,000	$ 1,400,000
Valuation allowance	(2,300,000)	(1,400,000)
Net non-current deferred tax asset	$ 0	$ 0